Income taxes - Components of Current and Deferred Income Tax Expense (Recovery) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (recovery)
Current	$ 34,635	$ 13,732
Adjustment of prior year income tax expense (recovery)	279	(241)
Current tax expense (recovery)	34,914	13,491
Deferred tax expense (recovery)
Origination and reversal of temporary differences	(9,417)	(27,670)
Change in unrecognized deductible temporary differences	3,975	14,877
Adjustment of prior year income tax expense (recovery)	(4,556)	2,389
Deferred tax expense (recovery)	$ (9,998)	$ (10,404)